Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories

16. INVENTORIES

As at December 31,	2017	2016

Product
Refining and Marketing	894	1,006
Oil Sands	414	156
Deep Basin	2	-
Conventional	2	20
Parts and Supplies	77	55
	1,389	1,237

During the year ended December 31, 2017, approximately $12,856 million of produced and purchased inventory was recorded as an expense (2016 – $9,964 million; 2015 – $10,618 million).